Consolidated Statements of Operations and Comprehensive (Loss) Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
REVENUES:
Manufacturing revenues	$ 118,521	$ 112,938	$ 116,844
Royalty revenues	38,319	36,979	33,247
Product sales, net	28,920	20,245	4,467
Research and development revenue under collaborative arrangements	880	3,117	42,087
Net collaborative profit		5,002	130,194
Total revenues	186,640	178,281	326,839
EXPENSES:
Cost of goods manufactured and sold	52,185	49,438	43,396
Research and development	97,239	95,363	89,478
Selling, general and administrative	82,847	76,514	59,008
Total expenses	232,271	221,315	191,882
OPERATING (LOSS) INCOME	(45,631)	(43,034)	134,957
OTHER (EXPENSE) INCOME:
Interest income	2,728	4,667	11,400
Interest expense	(3,298)	(5,974)	(13,756)
Other expense, net	(290)	(360)	(1,589)
Total other expense, net	(860)	(1,667)	(3,945)
(LOSS) INCOME BEFORE INCOME TAXES	(46,491)	(44,701)	131,012
(BENEFIT) PROVISION FOR INCOME TAXES	(951)	(5,075)	507
NET INCOME (LOSS)	(45,540)	(39,626)	130,505
(LOSS) EARNINGS PER COMMON SHARE:
Basic	$ (0.48)	$ (0.42)	$ 1.37
Diluted	$ (0.48)	$ (0.42)	$ 1.36
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
Basic	95,610	94,839	95,161
Diluted	95,610	94,839	96,252
COMPREHENSIVE (LOSS) INCOME:
NET INCOME (LOSS)	(45,540)	(39,626)	130,505
Unrealized losses on marketable securities:
Holding gains (losses), net of tax	379	2,998	(6,153)
Less: Reclassification adjustment for losses included in net (loss) income		94	1,195
Unrealized gains (losses) on marketable securities	379	3,092	(4,958)
COMPREHENSIVE (LOSS) INCOME	$ (45,161)	$ (36,534)	$ 125,547